UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:       December 31, 2007

Check here if Amendment [ ];       Amendment Number:

This Amendment (Check only one):   [ ] is a restatement.
                                   [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:    ASA Limited
Address: 11 Summer Street, 4th floor, Buffalo, NY 14209-2256



Form 13F File Number: 28-11034

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert J.A. Irwin
Title:   Chairman, President  & Treasurer
Phone:   716-883-2428

Signature, Place, and Date of Signing:

/s/ Robert J.A. Irwin         Buffalo, New York              February 13, 2008
----------------------------  -----------------------------  -------------------

Report Type (Check only one):

[X] 13F HOLDINGS REPORT.(Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:



Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     10

Form 13F Information Table Value Total:     $315,171                 (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13f file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None

                           FORM 13F INFORMATION TABLE

                                                                                                             VOTING AUTHORITY
                         TITLE                   VALUE     SHARES/  SH/     PUT/   INVESTMENT    OTHER    ----------------------
NAME OF ISSUER           OF CLASS     CUSIP     (x$1000)   PRN AMT  PRN     CALL   DISCRETION   MANAGERS  SOLE    SHARED    NONE
---------------------------------------------------------------------------------------------------------------------------------

Agnico-Eagle
  Mines Limited         Common Stock  008474108  38,241    700,000  SH                Sole                 700,000

Barrick Gold            Common Stock  067901108  47,306  1,125,000  SH                Sole               1,125,000
  Corporation

Compania de Minas       Sponsored ADR 204448104  50,940    900,000  SH                Sole                 900,000
  Buenaventura

Goldcorp Inc.           Common Stock  380956409  50,895   1,500,000 SH                Sole               1,500,000

Harmony Gold Mining     Sponsored ADR 413216300   6,871     666,400 SH                Sole                 666,400
  Company Limited

Newmont Mining          Common Stock  651639106  25,410     520,368 SH                Sole                 520,368
  Corporation

NovaGold Resources      Common Stock  66987E206   2,040     250,000 SH                Sole                 250,000
  Inc.

Randgold                ADR           752344309  53,839   1,450,000 SH                Sole               1,450,000
  Resources
  Limited

streetTRACKS            Gold Shares   863307104  16,492     200,000 SH                Sole                 200,000
  Gold Trust

Yamana Gold Inc.        Common Stock  98462Y100  23,137   1,788,000 SH                Sole               1,788.000

